Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other Incomes [Abstract]
Dividend income	$ 0	$ 0	$ 4
Other investment income	157	277	543
Other	(76)	57	0
Other Income	$ 81	$ 334	$ 547